Trade and Other Payables (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade and Other Payables (Details) [Line Items]
Accrued expenses		$ 2,500,000
Go Green [Member]
Trade and Other Payables (Details) [Line Items]
Payables to related parties		$ 9,649,642